SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Mid Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.4%			T Rowe Price Group, Inc.	11,800	1,181,416
Commercial Services - 3.0%			United Rentals, Inc. *	8,100	925,425
Booz Allen Hamilton Holding Corp.	48,200	2,802,348
					14,911,191
Brink’s Co.	26,625	2,007,791
			Health Services - 1.7%
		4,810,139	Centene Corp. *	25,500	1,354,050
Consumer Durables - 0.9%			Encompass Health Corp.	24,100	1,407,440
Electronic Arts, Inc. *	14,200	1,443,146
					2,761,490
Consumer Non-Durables - 1.8%
			Health Technology - 10.6%
Coca-Cola European Partners, PLC	40,700	2,105,818	ABIOMED, Inc. *	6,750	1,927,733
VF Corp.	8,900	773,499	Align Technology, Inc. *	8,900	2,530,537
		2,879,317	DexCom, Inc. *	14,500	1,726,950
			Edwards Lifesciences Corp. *	5,500	1,052,315
Consumer Services - 7.3%
			Exact Sciences Corp. *	13,000	1,126,060
Cinemark Holdings, Inc.	24,100	963,759
			Insulet Corp. *	21,850	2,077,717
Dunkin’ Brands Group, Inc.	23,600	1,772,360
			Jazz Pharmaceuticals, PLC *	5,700	814,815
Marriott International, Inc.	17,732	2,218,096
			Sarepta Therapeutics, Inc. *	6,575	783,674
Nexstar Media Group, Inc.	11,600	1,257,092
Service Corp. International	55,500	2,228,325	Thermo Fisher Scientific, Inc.	15,250	4,174,230
Strategic Education, Inc.	10,400	1,365,624	West Pharmaceutical Services, Inc.	8,300	914,660

Vail Resorts, Inc.	9,300	2,020,890			17,128,691

		11,826,146	Industrial Services - 4.2%

Electronic Technology - 11.4%			Jacobs Engineering Group, Inc.	23,900	1,797,041
Applied Materials, Inc.	64,400	2,554,104	Waste Connections, Inc.	57,150	5,062,918
Arista Networks, Inc. *	17,900	5,628,834
					6,859,959
Broadcom, Inc.	11,100	3,337,881
			Process Industries - 4.1%
Cabot Microelectronics Corp.	10,825	1,211,967
			Ecolab, Inc.	19,100	3,371,914
Ciena Corp. *	27,700	1,034,318
			International Paper Co.	25,100	1,161,377
Garmin, Ltd.	17,600	1,519,760
			Scotts Miracle-Gro Co.	27,600	2,168,808
Monolithic Power Systems, Inc.	3,000	406,470
NVIDIA Corp.	3,200	574,592			6,702,099
Skyworks Solutions, Inc.	26,250	2,165,100	Producer Manufacturing - 8.7%

		18,433,026	AMETEK, Inc.	24,000	1,991,280
			Anixter International, Inc. *	21,186	1,188,746
Energy Minerals - 1.6%
			Carlisle Cos., Inc.	13,300	1,630,846
Continental Resources, Inc. *	6,500	291,005
			Hubbell, Inc.	16,000	1,887,680
Marathon Petroleum Corp.	39,010	2,334,749
			Ingersoll-Rand, PLC	31,700	3,422,015
		2,625,754	Parker-Hannifin Corp.	14,600	2,505,652

Finance - 9.2%			Rockwell Automation, Inc.	8,000	1,403,680

Ameriprise Financial, Inc.	7,800	999,180			14,029,899
Arthur J Gallagher & Co.	18,900	1,476,090
			Retail Trade - 6.3%
Axis Capital Holdings, Ltd.	20,500	1,122,990
			Camping World Holdings, Inc.	53,300	741,403
Carlyle Group LP	96,800	1,769,504
			TJX Cos., Inc.	85,800	4,565,418
First Republic Bank	16,550	1,662,613	Ulta Beauty, Inc. *	14,100	4,917,093
Intercontinental Exchange, Inc.	28,500	2,169,990
Legg Mason, Inc.	35,900	982,583			10,223,914
Lincoln National Corp.	15,300	898,110	Technology Services - 22.1%
SVB Financial Group *	7,750	1,723,290	ANSYS, Inc. *	13,000	2,375,230
			Aspen Technology, Inc. *	19,900	2,074,774
			Atlassian Corp., PLC *	26,800	3,012,052
			Autodesk, Inc. *	17,900	2,789,178

See accompanying notes to schedule of investments.

MARCH 31, 2019					1

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)	Name of Issuer	Quantity	Fair Value ($)

Booking Holdings, Inc. *	1,900	3,315,329	Utilities - 1.4%
Euronet Worldwide, Inc. *	31,275	4,459,502	WEC Energy Group, Inc.	27,800	2,198,424
GoDaddy, Inc. *	21,600	1,624,104
			Total Common Stocks
Guidewire Software, Inc. *	19,300	1,875,188	(cost: $90,019,905)		156,128,394
HubSpot, Inc. *	10,300	1,711,963
			Short-Term Securities - 3.1%
PTC, Inc. *	39,600	3,650,328
			Fidelity Inst. Money Mkt. Gvt. Fund, 2.31%	5,019,161	5,019,161
Qualys, Inc. *	12,950	1,071,483
			(cost: $5,019,161)
Red Hat, Inc. *	11,200	2,046,240
			Total Investments in Securities - 99.5%
Splunk, Inc. *	25,200	3,139,920
			(cost: $95,039,066)		161,147,555
Talend SA, ADR *	22,200	1,122,654
			Other Assets and Liabilities, net - 0.5%		870,073
Ultimate Software Group, Inc. *	4,850	1,601,131
			Total Net Assets - 100.0%		$162,017,628
		35,869,076

Transportation - 2.1%

Alaska Air Group, Inc.	26,400	1,481,568	* Non-income producing security.
Golar LNG, Ltd.	49,900	1,052,391
Knight-Swift Transportation Holdings, Inc.	27,300	892,164	Numeric footnotes not disclosed are not applicable to this Schedule of Investments.
			ADR — American Depository Receipt
		3,426,123	PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2019 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	156,128,394	—	—	156,128,394
Short-Term Securities	5,019,161	—	—	5,019,161
Total:	161,147,555	—	—	161,147,555

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.
There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Securities Valuation:

Investments in Securities
Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as deter-
mined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following fac-
tors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the secu-
rity are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements
The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market pro-
vides the most reliable evidence of fair value.
• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pric-
ing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which con-
siders prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2019 is included with the Fund’s schedule of investments.

At March 31, 2019, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Mid Cap Growth	$69,441,145	($3,332,656)	$66,108,489	$95,039,066

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